Commitments and Contingencies - Contractual Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Oil and Gas Delivery Commitments and Contracts [Line Items]
Total	$ 4,493
2014	1,772
2015-2016	1,581
2017-2018	778
2019 & Beyond	362
Drilling Rig Commitments [Member]
Oil and Gas Delivery Commitments and Contracts [Line Items]
Total	974
2014	376
2015-2016	429
2017-2018	157
2019 & Beyond	12
Purchase Obligations [Member]
Oil and Gas Delivery Commitments and Contracts [Line Items]
Total	1,759
2014	1,002
2015-2016	533
2017-2018	204
2019 & Beyond	20
Firm Transportation Agreements [Member]
Oil and Gas Delivery Commitments and Contracts [Line Items]
Total	683
2014	158
2015-2016	223
2017-2018	129
2019 & Beyond	173
Office Equipment [Member]
Oil and Gas Delivery Commitments and Contracts [Line Items]
Total	391
2014	46
2015-2016	101
2017-2018	95
2019 & Beyond	149
Other Contractual Obligation [Member]
Oil and Gas Delivery Commitments and Contracts [Line Items]
Total	686
2014	190
2015-2016	295
2017-2018	193
2019 & Beyond	$ 8